Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Long Term Investments

The Company’s long-term investments comprise of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
Cost method investments	56,087	57,567	8,848
Equity method investments	234,863	450,822	69,290
Available-for-sale investments	7,921	2,537	390

	298,871	510,926	78,528

Investment in Equity Investees

Investment in equity investees

	As of December 31, 2015			Increase during the year ended December 31, 2016		As of December 31, 2016
	Cost of investments	Share equity gain (loss)	Investments in equity investee	Cost of investments	Share equity gain (loss)	Cost of investments	Share equity gain (loss)	Investments in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	49,211	150,211	—	35,937	101,000	85,148	186,148
Unis Tech	—	—	—	49,000	(285)	49,000	(285)	48,715

	101,000	49,211	150,211	49,000	35,652	150,000	84,863	234,863

	As of December 31, 2016			Increase/(decrease) during the year ended December 31, 2017		As of December 31, 2017
	Cost of investments	Share equity gain (loss)	Investments in equity investee	Cost of investments	Share equity gain (loss)	Cost of investments	Share equity gain (loss)	Investments in equity investee	Investments in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	85,148	186,148	—	90,888	101,000	176,036	277,036	42,580
Unis Tech	49,000	(285)	48,715	—	(12,676)	49,000	(12,961)	36,039	5,539
Shihua DC Holdings	—	—	—	147,176	(9,429)	147,176	(9,429)	137,747	21,171
WiFire Entities	—	—	—	15,000	(15,000)	15,000	(15,000)	—	—

	150,000	84,863	234,863	162,176	53,783	312,176	138,646	450,822	69,290